PGIM Jennison Focused Value ETF Annual Fund Operating Expenses - PGIM Jennison Focused Value ETF - No Share Class	Aug. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%

[1]	Effective July 1, 2026, the Management fee was changed from 0.75% to 0.33%.